NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Schedule of Business Acquisition and its Effect on the Balance Sheet
As the Company controlled TC PipeLines, LP, this acquisition was accounted for as an equity transaction with the following impact reflected on the Consolidated balance sheet:

(millions of Canadian $)	March 3, 2021

Common shares	2,063
Additional paid-in-capital	(398)
Accumulated other comprehensive income (loss)	353
Non-controlling interests	(1,563)
Deferred income tax liabilities	(443)
Other	(12)

Schedule of Non-controlling Interests
The Company's Net income (loss) attributable to non-controlling interests included in the Consolidated statement of income and Non-controlling interests included on the Consolidated balance sheet were as follows:

(millions of Canadian $)	Non-Controlling Interests Ownership at December 31, 2023		Income (Loss) Attributable to Non-Controlling Interests			Non-Controlling Interests
			year ended December 31			at December 31
			2023	2022	2021	2023	2022

Columbia Gas and Columbia Gulf	40.0%		143	—	—	9,167	—
Portland Natural Gas Transmission System	38.3%		41	37	30	106	126
Texas Wind Farms	100%	1	(38)	—	—	182	—
TC PipeLines, LP	nil	2	—	—	60	—	—
Redeemable non-controlling interest (Note 7)	nil		—	—	1	—	—
			146	37	91	9,455	126
1     Non-controlling interests in the Texas Wind Farms comprises Class A Membership Interests.
2 Prior to the March 3, 2021 acquisition, the non-controlling interest in TC PipeLines, LP was 74.5 per cent.